Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies And Commitments [Abstract]
Summary of indemnities and other performance guarantees	Contingent liabilities (subsidiaries, joint operations, joint ventures and associates)

	2023 US$m	2022 US$m
Contingent liabilities, indemnities and other performance guarantees(a)	435	498
(a)There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.
Summary of capital commitments

	2023 US$m	2022 US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	3,662	2,313
Between 1 and 3 years	597	866
Between 3 and 5 years	27	86
After 5 years	99	89
Total	4,385	3,354

Group's share of joint venture capital commitments
Within 1 year	128	15
Between 1 and 3 years	99	—
Total	227	15

Summary of aggregate amount of future payment commitments under purchase obligations outstanding	The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December is shown in the table below.

	2023 US$m	2022 US$m
Within 1 year	2,927	3,618
Between 1 and 2 years	1,663	2,091
Between 2 and 3 years	1,496	1,632
Between 3 and 4 years	1,147	1,309
Between 4 and 5 years	948	907
After 5 years	6,365	6,574
Total	14,546	16,131